Financial Instruments - Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 customer
Concentration of Risk
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Accounts receivable denominated in RMB	$ 527,897	$ 285,681
Current liabilities denominated in RMB	$ 1,143,661	1,272,800
Percentage of consolidated net assets that restricted net assets did not exceed (as a percent)	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 2,200,000	$ 3,000,000
Maximum term of original maturity of time deposits	12 months	12 months
Customer concentration risk | Consolidated net revenues benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	0	0	0
Customer concentration risk | Consolidated net accounts receivables benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	3	3
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer A
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	10.00%	15.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	13.00%	15.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer C
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	15.00%
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,100,000	$ 1,200,000
Percentage of benchmark derived from specified source (as a percent)	47.20%	34.50%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	$ 527,900	$ 284,500
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	95.00%	84.00%
Current liabilities denominated in RMB	$ 1,091,900	$ 1,074,600